Certain Risks and Concentration - Schedule of Certain Risks and Concentration (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Net Revenues [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	36.50%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Net Revenues [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	18.60%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Net Revenues [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	14.20%		29.10%		41.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	66.30%		21.20%
Customer Concentration Risk [Member] | Customer D [Member] | Net Revenues [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	22.80%		15.30%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	19.10%		13.90%
Customer Concentration Risk [Member] | Customer E [Member] | Net Revenues [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	17.70%		19.80%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	37.50%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	18.20%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	82.60%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage	14.20%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]	88.30%			[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]		[1]	39.70%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]		[1]	15.70%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Certain Risks and Concentration [Line Items]
Concentration risk percentage		[1]		[1]	10.10%

[1]	less than 10% of total purchases